UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                ---------------
Check here if Amendment [ ];        Amendment Number:
                                                     ------
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY       July 21, 2004
    ----------------------------    -------------------- ---------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                  0
                                          --------------------------
 Form 13F Information Table Entry Total:             62
                                          --------------------------
 Form 13F Information Table Value Total:           1,240,331
                                           --------------------------
                                            (thousands)

 List of Other Included Managers:

     NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Capital Corp.           COM              01903Q108    42224  1729092 SH       SOLE                  1729092
American Express Co.           COM              025816109     3122    60755 SH       SOLE                    60755
American Power Conv            COM              029066107    16774   853660 SH       SOLE                   853660
Banknorth Group, Inc.          COM              06646R107    23247   715739 SH       SOLE                   715739
Berkshire Hathaway A           COM              084670108    28553      321 SH       SOLE                      321
Berkshire Hathaway B           COM              084670207     9376     3173 SH       SOLE                     3173
Brown & Brown Inc.             COM              115236101    51833  1202618 SH       SOLE                  1202618
CSS Industries Inc             COM              125906107    13082   373346 SH       SOLE                   373346
Callaway Golf Company          COM              131193104    11680  1030001 SH       SOLE                  1030001
Carmax                         COM                            7481   342051 SH       SOLE                   342051
Cato Corp                      COM              149205106    11003   490125 SH       SOLE                   490125
Commonwealth Tel.              COM              203349105    35780   799205 SH       SOLE                   799205
Conmed Corp                    COM              207410101      515    18786 SH       SOLE                    18786
Courier Corp                   COM              222660102     3163    76575 SH       SOLE                    76575
Ethan Allen Interiors          COM              297602104    34148   950920 SH       SOLE                   950920
Federated Investors            COM              314211103    30880  1017786 SH       SOLE                  1017786
Florida Rock Industries        COM              341140101     1436    34050 SH       SOLE                    34050
Franklin Resources             COM              354613101     4265    85169 SH       SOLE                    85169
General Electric Co            COM              369604103      577    17804 SH       SOLE                    17804
H&R Block Inc.                 COM              093671105    22669   475450 SH       SOLE                   475450
Hickory Tech Corp              COM              429060106     9849   970298 SH       SOLE                   970298
Hudson River Bancorp           COM              444128102      478    28000 SH       SOLE                    28000
Idex Corporation               COM              45167R104    45506  1324783 SH       SOLE                  1324783
Int'l Speedway                 COM              460335201    45849   942614 SH       SOLE                   942614
John Wiley & Sons              COM              968223206    36226  1132058 SH       SOLE                  1132058
Jones Apparel Group            COM              480074103    25717   651405 SH       SOLE                   651405
Kaydon Corp                    COM              486587108    48893  1580769 SH       SOLE                  1580769
Lincare Holdings Inc           COM              532791100    16944   515650 SH       SOLE                   515650
Littelfuse Inc.                COM              537008104    26914   634605 SH       SOLE                   634605
Liz Claiborne                  COM              539320101    28447   790641 SH       SOLE                   790641
M & T Bank Corp                COM              55261F104    15182   173903 SH       SOLE                   173903
Markel Corp                    COM              570535104    26216    94472 SH       SOLE                    94472
Martin Marietta Mat            COM              573284106    27673   624253 SH       SOLE                   624253
McGrath Rentcorp               COM              580589109     3797   102751 SH       SOLE                   102751
Meredith Corp                  COM              589433101    18653   339390 SH       SOLE                   339390
Mocon Inc Com                  COM              607494101      316    37205 SH       SOLE                    37205
Movie Gallery, Inc.            COM              624581104    23815  1218176 SH       SOLE                  1218176
NBT Bancorp Inc.               COM              628778102      463    20736 SH       SOLE                    20736
North Fork Bancorp             COM              659424105    22233   584323 SH       SOLE                   584323
Oneida Financial Corp          COM                             219    21259 SH       SOLE                    21259
Outback Steakhouse             COM              689899102    29601   715700 SH       SOLE                   715700
Pfizer Inc Com                 COM              717081103      217     6328 SH       SOLE                     6328
Protective Life Corp.          COM              743674103    44435  1149089 SH       SOLE                  1149089
Renal Care Group Inc.          COM              759930100    24662   744413 SH       SOLE                   744413
Reynolds & Reynolds            COM              761695105    34259  1481155 SH       SOLE                  1481155
Ross Stores Inc.               COM              778296103    27574  1030425 SH       SOLE                  1030425
SCP Pool Corporation           COM              784028102    30288   673058 SH       SOLE                   673058
Servicemaster Co.              COM              81760N109     6261   508162 SH       SOLE                   508162
SouthTrust Corporation         COM              844730101     6540   168525 SH       SOLE                   168525
TCF Financial                  COM              872275102    12723   219176 SH       SOLE                   219176
Tennant Co.                    COM              880345103    25541   616180 SH       SOLE                   616180
Trustco Bank Corp              COM              898349105     3275   250036 SH       SOLE                   250036
US Bancorp                     COM              902973304      223     8094 SH       SOLE                     8094
Vulcan Materials               COM              929160109    37780   794530 SH       SOLE                   794530
Waddell & Reed Finl            COM              930059100     3710   167809 SH       SOLE                   167809
Watson Pharmaceuticals         COM              942683103    14936   555238 SH       SOLE                   555238
White Mtns Insurance           COM              G9618E107    94431   185158 SH       SOLE                   185158
Whole Foods Mkt Inc.           COM              966837106     4873    51050 SH       SOLE                    51050
Yankee Candle Co               COM              984757104     1319    45101 SH       SOLE                    45101
Yum Brands                     COM              988498101    33038   887630 SH       SOLE                   887630
Zebra Technologies A           COM              989207105    28216   324320 SH       SOLE                   324320
Six Flags Inc Pref             PFD              83001p505     1230    54900 SH       SOLE                    54900